Document and Entity Information	Jul. 24, 2023
Document Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 24, 2023
Entity Registrant Name	BANK OF HAWAII CORPORATION
Amendment Flag	false
Entity Central Index Key	0000046195
Entity File Number	1-6887
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-0148992
Entity Address, Address Line One	130 Merchant Street
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	888
Local Phone Number	643-3888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BOH
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Document And Entity Information [Line Items]
Security 12b Title	Depository Shares, Each Representing 1/40th Interest in a Share of 4.375% Fixed Rate Non-Cumulative Preferred Stock, Series A
Trading Symbol	BOH.PRA
Security Exchange Name	NYSE